Financial instruments and financial risk management - Disclosure of detailed information about financial assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost
Interest receivable	$ 860	$ 543
Reclamation deposits	232,000	232,000
Fair value through profit or loss:
Cash and cash equivalents	1,640,642	405,849	$ 4,066,588
Marketable securities	0	2,683,560	$ 0
Financial assets	$ 1,873,502	$ 3,321,952